Related Party Transactions and Balances (Details Textual) - USD ($)		12 Months Ended
	Jul. 13, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018
Ownership percentage widely held		54.00%		100.00%	91.91%
Total loans facilitated guaranteed by the related parties		31.00%	51.00%	68.00%
Total loans guaranteed by Founder		31.00%	31.00%	44.00%
Total loans guaranteed by key management person		0.00%	20.00%	24.00%
Loans facilitated by asset cooperative institutions-related parties		One, two and two asset cooperative institutions were related parties and accounted for 17%, 26% and 20% of the total loan facilitated for the years ended December 31, 2018, 2017, and 2016, respectively.
Loans facilitated by funding cooperative institutions-related parties		Two, two, and two funding cooperative institutions were related parties and accounted for 64%, 39%, and 39% of the total loan facilitated for the years ended December 31, 2018, 2017 and 2016, respectively.
Payment of related party		$ 433,320
Mr. Zhenxin Zhang [Member]
Related party ownership, description		The payable represents the balance of a new borrowing from this related party in August 2018. The borrowing is approximately $437,114, bearing an interest rate of 0% per annum, with a maturity date on August 16, 2019. The amount was fully repaid in January 2019.
Great Reap Ventures Limited [Member]
Ownership percentage		The Group is controlled by Great Reap Ventures Limited, which owns 54.0% of the Company’s Ordinary Shares. The remaining 46.0% of the shares are widely held. The Great Reap Ventures Limited is 100% owned by the Founder of the Group. The ultimate controlling party of the Group is the Founder.
Haikou United Rural Commercial Bank Co., Ltd. [Member]
Cash deposited with the related party			$ 824,917
Net Credit Group Co., Ltd. [Member]
Borrowing from related party, description		The borrowing's interest rate ranges from 0% to 0.02% per day. During the year ended December 31, 2018, $122,427,925 and $123,836,854 of the loan principal were borrowed by and received from Net Credit Group, respectively. During the year ended December 31, 2018, $3,418,054 of interest were received. All loans were fully collected in November 2018.
Related party ownership, description		The loan payable represents a total principal of $4,225,445 with interest rate 0.02% per day from this related party, due on Aug 16, 2019. As of December 31, 2018, $1,452,370 of principal was offset with the loan to Net Credit Group. The balance at the year ended December 31, 2018 was $703,628, which was subsequently collected in February, 2019.
Gain Thrive Limited [Member]
Related party ownership, description		The Group's Founder, Mr. Zhenxin Zhang. As of December 31, 2017, the balance of loan principal and loan interest was $20,326,566 and $2,144,598, respectively. During 2018, the Group incurred three new loans to Gain thrive, bearing an interest rate of 6% per annum with a maturity date of October 31, 2018, November 8, 2018 and December 28, 2018, with total amounts of $22,378,125 of principal and $1,648,923 of interest, respectively. As of December 31, 2018, all of the principal and interest were fully collected from Gain Thrive.
UCF Holdings Group Limited [Member]
Related party ownership, description		The Group's founder, Mr. Zhenxin Zhang. The receivable represents $14,312,759 of principal and $2,497,883 of interest about two borrowings with this related party, due on June 10, 2018, and December 31, 2017, respectively. Both of the borrowings bore an annual interest rate of 6%. No more new borrowing incurred during 2018. As of December 31, 2018, $14,312,759 of principal and $ 2,658,319 of interest were fully collected by March 2018 and October 2018, respectively.
Great Reap Venture Ltd. [Member]
Ordinary shares, description	50 million of the Company's Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. ("Great Reap"), a majority shareholder of our company and is 100% owned by Mr. Zhang. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group's equity.